UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006


Commission File Number of issuing entity: 333-127020-12


                 J.P. Morgan Mortgage Acquisition Corp. 2006-HE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566474, 56-2566476, 56-2566477
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-HE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-HE1 Asset-Backed Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                                By:   /s/ William C. Buell
                                      ----------------------
                                      William C. Buell
                                      Vice President

                              Date:   November 7, 2006

EXHIBIT INDEX

Exhibit Number Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Corp. 2006-HE1 Asset-Backed Pass-Through Certificates, Series 2006-HE1 relating to the October 25, 2006 distribution.


                                     EX-99.1
          J.P. Morgan Mortgage Acquisition Corporation, Series 2006-HE1
                                  October 25, 2006


                                Table of Contents
                                                                    Page
Distribution Report                                                   2
Factor Report                                                         3
Delinquent Mortgage Loans                                             9
Delinquency Trend Group                                              10
Bankruptcies                                                         11
Foreclosures                                                         12
REO Properties                                                       13
REO Property Scheduled Balance                                       14
Principal Payoffs by Group occurred in this Distribution             14
Realized Loss Group Report                                           15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-HE1
                                 October 25, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       166,827,000.00     129,095,589.85    6,331,109.95      593,839.71       6,924,949.66      0.00      0.00    122,764,479.90
A2       199,142,000.00     131,695,201.32    9,217,575.80      593,725.87       9,811,301.67      0.00      0.00    122,477,625.52
A3        62,953,000.00      62,953,000.00            0.00      289,059.19         289,059.19      0.00      0.00     62,953,000.00
A4        48,603,000.00      48,603,000.00            0.00      227,624.05         227,624.05      0.00      0.00     48,603,000.00
M1        23,226,000.00      23,226,000.00            0.00      110,710.60         110,710.60      0.00      0.00     23,226,000.00
M2        21,058,000.00      21,058,000.00            0.00      100,551.95         100,551.95      0.00      0.00     21,058,000.00
M3        13,936,000.00      13,936,000.00            0.00       66,776.67          66,776.67      0.00      0.00     13,936,000.00
M4        10,219,000.00      10,219,000.00            0.00       49,817.63          49,817.63      0.00      0.00     10,219,000.00
M5        10,219,000.00      10,219,000.00            0.00       49,987.94          49,987.94      0.00      0.00     10,219,000.00
M6         9,290,000.00       9,290,000.00            0.00       46,062.92          46,062.92      0.00      0.00      9,290,000.00
M7         8,981,000.00       8,981,000.00            0.00       49,620.03          49,620.03      0.00      0.00      8,981,000.00
M8         7,123,000.00       7,123,000.00            0.00       40,541.74          40,541.74      0.00      0.00      7,123,000.00
M9         6,503,000.00       6,503,000.00            0.00       42,161.12          42,161.12      0.00      0.00      6,503,000.00
M10        5,265,000.00       5,265,000.00            0.00       34,354.13          34,354.13      0.00      0.00      5,265,000.00
M11        6,194,000.00       6,194,000.00            0.00       40,415.85          40,415.85      0.00      0.00      6,194,000.00
P                100.00             100.00            0.00      297,551.04         297,551.04      0.00      0.00            100.00
R                  0.00               0.00            0.00            0.00               0.00      0.00      0.00              0.00
TOTALS   599,539,100.00     494,360,891.17   15,548,685.75    2,632,800.44      18,181,486.19      0.00      0.00    478,812,205.42
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        619,359,045.00     514,180,380.32            0.00      863,259.95         863,259.95      0.00      0.00    498,631,694.57
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                 ENDING              PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       46626LGT1       773.82911549    37.95015165          3.55961391          41.50976557       735.87896384      5.520000%
A2       46626LGD6       661.31303954    46.28644786          2.98141964          49.26786750       615.02659168      5.410000%
A3       46626LGE4     1,000.00000000     0.00000000          4.59166664           4.59166664     1,000.00000000      5.510000%
A4       46626LGF1     1,000.00000000     0.00000000          4.68333333           4.68333333     1,000.00000000      5.620000%
M1       46626LGG9     1,000.00000000     0.00000000          4.76666667           4.76666667     1,000.00000000      5.720000%
M2       46626LGH7     1,000.00000000     0.00000000          4.77500000           4.77500000     1,000.00000000      5.730000%
M3       46626LGJ3     1,000.00000000     0.00000000          4.79166691           4.79166691     1,000.00000000      5.750000%
M4       46626LGK0     1,000.00000000     0.00000000          4.87500049           4.87500049     1,000.00000000      5.850000%
M5       46626LGL8     1,000.00000000     0.00000000          4.89166650           4.89166650     1,000.00000000      5.870000%
M6       46626LGM6     1,000.00000000     0.00000000          4.95833369           4.95833369     1,000.00000000      5.950000%
M7       46626LGN4     1,000.00000000     0.00000000          5.52500056           5.52500056     1,000.00000000      6.630000%
M8       46626LGP9     1,000.00000000     0.00000000          5.69166643           5.69166643     1,000.00000000      6.830000%
M9       46626LGQ7     1,000.00000000     0.00000000          6.48333385           6.48333385     1,000.00000000      7.780000%
M10      46626LGR5     1,000.00000000     0.00000000          6.52500095           6.52500095     1,000.00000000      7.830000%
M11      46626LGS3     1,000.00000000     0.00000000          6.52500000           6.52500000     1,000.00000000      7.830000%
P           N/A        1,000.00000000     0.00000000  2,975,510.40000000   2,975,510.40000000     1,000.00000000      0.000000%
TOTALS                   824.56822444    25.93439819          4.39137404          30.32577223       798.63382625
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                 ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL          INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C           N/A          830.18143429     0.00000000          1.39379566           1.39379566       805.07695592      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-HE1
                                 October 25, 2006
Dates:

Record Date                                                                                          10/15/06
Determination Date                                                                                   10/24/06
Distribution Date                                                                                    10/25/06
Principal Funds:
Scheduled Principal Payments (Total)                                                               256,854.67
Group 1                                                                                             93,363.57
Group 2                                                                                            163,491.10

Principal Prepayments (Total)                                                                   15,202,585.47
Group 1                                                                                          6,207,399.45
Group 2                                                                                          8,995,186.02

Curtailments (Total)                                                                                30,694.26
Group 1                                                                                              6,500.32
Group 2                                                                                             24,193.94

Curtailment Interest Adjustments (Total)                                                               193.43
Group 1                                                                                                 27.60
Group 2                                                                                                165.83

Repurchase Principal (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Substitution Amounts (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Net Liquidation Proceeds (Total)                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00
Other Principal Adjustments (Total)                                                                      0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Non Recoverable Principal Advances (Total)                                                             413.29
Group 1                                                                                                111.44
Group 2                                                                                                301.85

Interest Funds:

Gross Interest                                                                                   3,382,375.35
Group 1                                                                                          1,174,107.70
Group 2                                                                                          2,208,267.65

Servicing Fees                                                                                     214,241.87
Group 1                                                                                             74,444.98
Group 2                                                                                            139,796.89

Trustee Fees                                                                                         1,713.88
Group 1                                                                                                595.53
Group 2                                                                                              1,118.35

Custodian Fee                                                                                          856.97
Group 1                                                                                                297.78
Group 2                                                                                                559.19

Trust Oversight Manager Fees                                                                         6,427.25
Group 1                                                                                              2,233.35
Group 2                                                                                              4,193.91

Non Recoverable Interest Advances (Total)                                                            9,030.18
Group 1                                                                                              2,109.21
Group 2                                                                                              6,920.97

Retro SSCRA (Total)                                                                                    561.90
Group 1                                                                                                  0.00
Group 2                                                                                                561.90

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                          47
Group 1                                                                                                    18
Group 2                                                                                                    29

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected               9,972,923.99
Group 1                                                                                          4,530,411.03
Group 2                                                                                          5,442,512.96

Amount of Prepayment Penalties Collected                                                           297,551.04
Group 1                                                                                            131,189.21
Group 2                                                                                            166,361.83

Available Remitance Amount                                                                      18,639,457.84

Principal Remittance Amount (Total)                                                             15,489,914.54
Group 1                                                                                          6,307,179.50
Group 2                                                                                          9,182,735.04

Interest Remittance Amount (Total)                                                               3,149,543.30
Group 1                                                                                          1,094,426.85
Group 2                                                                                          2,055,116.45

Pool Detail:
Beginning Number of Loans Outstanding                                                                   3,031
Group 1                                                                                                 1,196
Group 2                                                                                                 1,835

Ending Number of Loans Outstanding                                                                      2,950
Group 1                                                                                                 1,166
Group 2                                                                                                 1,784

Beginning Aggregate Loan Balance                                                               514,180,380.62
Group 1                                                                                        178,667,921.11
Group 2                                                                                        335,512,459.51

Ending Aggregate Loan Balance                                                                  498,631,694.87
Group 1                                                                                        172,302,405.00
Group 2                                                                                        326,329,289.87

Current Advances                                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Aggregate Advances                                                                                       0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Weighted Average Remaning Term To Maturity                                                                329
Group 1                                                                                                   337
Group 2                                                                                                   325

Weighted Average Net Mortgage Rate                                                                   7.37283%
Group 1                                                                                              7.36474%
Group 2                                                                                              7.37713%

Interest Accrual Period
Start Date                                                                                 September 25, 2006
End Date                                                                                     October 25, 2006
Number of Days in Accrual Period                                                                           30

 Delinquent Mortgage Loans
          Group 1
         Category              Number       Principal Balance      Percentage
          1 Month                29              4,822,427.04           2.80%
          2 Month                15              1,927,665.39           1.12%
          3 Month                5                 542,154.03           0.31%
           Total                 49              7,292,246.46           4.23%
 Delinquent Mortgage Loans
          Group 2
         Category              Number       Principal Balance      Percentage
          1 Month                69             15,071,593.97           4.62%
          2 Month                19              3,467,814.92           1.06%
          3 Month                13                909,684.62           0.28%
           Total                101             19,449,093.51           5.96%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

   Bankruptcies
   Group Number     Number of Loans   Principal Balance   Percentage
            1              3                 224,052.20        0.13%
            2             13               2,368,972.38        0.73%
       Total              16               2,593,024.58        0.52%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              2
Principal Balance of Bankruptcy Loans that are Current                                           56,052.20
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             168,000.00
Total Number of Bankruptcy Loans                                                                         3
Total Principal Balance of Bankruptcy Loans                                                     224,052.20

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              4
Principal Balance of Bankruptcy Loans that are Current                                          437,764.30
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   2
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               315,736.06
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  2
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              479,840.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 5
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                           1,135,632.02
Total Number of Bankruptcy Loans                                                                        13
Total Principal Balance of Bankruptcy Loans                                                   2,368,972.38

   Foreclosures
   Group Number  Number of Loans  Principal Balance   Percentage
           1            31            4,804,329.75         2.79%
           2            58           12,938,120.06         3.96%
      Total             89           17,742,449.81         3.56%
Group 1 Foreclosure Reporting:

Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                               31
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                          4,804,329.75
Total Number of Foreclosure Loans                                                                       31
Total Principal Balance of Foreclosure Loans                                                  4,804,329.75

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             160,516.76
Number of Foreclosure Loans that are 3+ Months Delinquent                                               57
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                         12,777,603.30
Total Number of Foreclosure Loans                                                                       58
Total Principal Balance of Foreclosure Loans                                                 12,938,120.06

    REO Properties
     Group Number    Number of Loans  Principal Balance     Percentage
              1             1                53,638.79           0.03%
              2             1               123,063.05           0.04%
         Total              2               176,701.84           0.04%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        1
Principal Balance of REO Loans that are 3+ Months Delinquent                                     53,638.79
Total Number of REO Loans                                                                                1
Total Principal Balance of REO Loans                                                             53,638.79

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        1
Principal Balance of REO Loans that are 3+ Months Delinquent                                    123,063.05
Total Number of REO Loans                                                                                1
Total Principal Balance of REO Loans                                                            123,063.05


 REO Property Scheduled Balance
       Group Number    Loan Number       REO Date    Schedule Principal Balance
                1      1001205740      03/01/2006                 53,638.79
                2      1001167545      01/01/2006                123,063.05
              Total                                              176,701.84

Principal Payoffs by Group occured in this Distribution
 Group Number      Number of Loans     Principal Balance           Percentage
          1                      0          6,265,624.63                3.64%
          2                    562          8,995,318.77                2.76%
     Total                     562         15,260,943.40                3.06%

 Realized Loss Group Report
        Group Number       Current Loss      Cumulative Loss  Ending Balance   Balance of Liquidated Loans  Net Liquidation Proceeds
              1               58,225.18           107,443.19  172,302,405.00                   55,780.64                     0.00
              2                  132.75           205,516.12  326,329,289.87                        0.00                     0.00
            TOTAL             58,357.93           312,959.31  498,631,694.87                   55,780.64                     0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                           58,357.93
Group 1                                                                                                  58,225.18
Group 2                                                                                                     132.75

Cumulative Realized Losses - Reduced by Recoveries                                                      312,959.31
Group 1                                                                                                 107,443.19
Group 2                                                                                                 205,516.12

Current Applied Losses                                                                                        0.00
Cumulative Applied Losses                                                                                     0.00

Trigger Event                                                                                                   NO
TEST I - Trigger Event Occurrence                                                                               NO
(Is Delinquency Percentage > 37.00% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                                    5.48691%
37.00% of of Senior Enhancement Percetage                                                                10.52012%
OR
TEST II - Trigger Event Occurrence                                                                              NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                      0.05053%
Required Cumulative Loss %                                                                                0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                                19,819,489.45
Ending Overcollateralization Amount                                                                  19,819,489.45
Ending Overcollateralization Deficiency                                                                       0.00
Overcollateralization Release Amount                                                                          0.00
Monthly Excess Interest                                                                                 820,866.09
Payment to Class C                                                                                      863,259.95

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                              0.00
Class A-1                                                                                                     0.00
Class A-2                                                                                                     0.00
Class A-3                                                                                                     0.00
Class A-4                                                                                                     0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Interest Carryforward Amount Paid This Period                                                                 0.00
Class A-1                                                                                                     0.00
Class A-2                                                                                                     0.00
Class A-3                                                                                                     0.00
Class A-4                                                                                                     0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                     0.00
Class A-2                                                                                                     0.00
Class A-3                                                                                                     0.00
Class A-4                                                                                                     0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Swap Account:
Net Swap Payment Due                                                                                          0.00
Net Swap Payment Paid                                                                                         0.00
Net Swap Receipt Due                                                                                    107,737.24

Beginning Balance                                                                                             0.00
Additions to the Swap Account                                                                           107,737.24
Withdrawals from the Swap Account                                                                       107,737.24
Ending Balance                                                                                                0.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                         1,000.00
Additions to the Basis Risk Reserve Fund                                                                  6,572.18
Divident Earnings on the Basis Risk Reserve Fund                                                              0.00
Withdrawals from the Basis Risk Reserve Fund                                                              6,572.18
Ending Balance                                                                                            1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                                     0.00
Class A-2                                                                                                     0.00
Class A-3                                                                                                     0.00
Class A-4                                                                                                     0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                 2,206.54
Class M-10                                                                                                2,005.85
Class M-11                                                                                                2,359.78

Interest Carryover Amount Paid This Period
Class A-1                                                                                                     0.00
Class A-2                                                                                                     0.00
Class A-3                                                                                                     0.00
Class A-4                                                                                                     0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                 2,206.54
Class M-10                                                                                                2,005.85
Class M-11                                                                                                2,359.78

Remaining Interest Carryover Amount
Class A-1                                                                                                     0.00
Class A-2                                                                                                     0.00
Class M-1                                                                                                     0.00
Class A-3                                                                                                     0.00
Class A-4                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                                 0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                          0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                          0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                          0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                         0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                         0.00
Prepayment Interest Shortfall Allocated to Class C                                                            0.00

Total Relief Act Interest Shortfall occured this distribution                                               281.35

Relief Act Interest Shortfall Allocated to Class A-1                                                          0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                          0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                          0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                         0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                         0.00
Relief Act Interest Shortfall Allocated to Class C                                                          281.35

Available Net Funds Cap to Libor Certificates                                                             7.372826

One-Month LIBOR for Such Distribution Date                                                                5.330000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                 5.520000
Class A-2                                                                                                 5.410000
Class A-3                                                                                                 5.510000
Class A-4                                                                                                 5.620000
Class M-1                                                                                                 5.720000
Class M-2                                                                                                 5.730000
Class M-3                                                                                                 5.750000
Class M-4                                                                                                 5.850000
Class M-5                                                                                                 5.870000
Class M-6                                                                                                 5.950000
Class M-7                                                                                                 6.630000
Class M-8                                                                                                 6.830000
Class M-9                                                                                                 7.780000
Class M-10                                                                                                7.830000
Class M-11                                                                                                7.830000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Deferred Amount Paid This Period                                                                              0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00
Deferred Amount Occured This Period                                                                           0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Remaining Deferred Amount
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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